Commitments	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments [Abstract]
Commitments
27.	COMMITMENTS

Subcontracting agreements

The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes.  The Group’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancelable contracts and not included in the description of the Group’s contractual obligations and commitments.

Deposits and guarantees

The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2020, €542 at December 31, 2019 and €455 at December 31, 2018.

Obligations in respect of the co-ownership of intellectual property rights

To date, the Company has not been required to license any third-party intellectual property to develop drug candidates and biomarker candidates that comprise its portfolio of proprietary programs and products.

The Company ensures, with regard to these programs, that the collaboration or subcontracting agreements that it is required to enter into, systematically stipulate that the results of the research are the Company's property. This is particularly the case for research consortia, in which the Group is associated with university laboratories and other biotechnology companies. It therefore holds all the intellectual property rights over its portfolio of proprietary programs and products.

On the other hand, the agreements signed in the framework of the Company's historical co-research alliances with partners in the pharmaceutical industry provided that the intellectual property rights of the drug candidates developed under these alliances belonged to the partners. These agreements also provided that the Company had intellectual property rights over the innovative technologies discovered on this occasion, even if it had to grant a royalty free and non-exclusive license to the industrial partner for the purpose of developing drug candidates discovered under the co-research programs.

To date, Sanofi remains the only industrial partner likely to still have exploitation rights on a drug candidate developed as part of its historical co-research alliance with the Company and therefore able to use on a royalty-free basis, but not exclusively, technologies developed by the Company under this program. The other historic partners have informed the Company of their decision not to exploit or stop exploiting the results of joint research. Nevertheless, to date, Sanofi has not communicated to the Company its desire to continue the development of this program despite the last research phase shared with the Company's teams having ended in May 2015.